Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	$ 78,470	$ 70,123
Other comprehensive income before reclassifications	845	(642)
Less amounts reclassified from accumulated other comprehensive loss	218	(32)
Period change	627	(610)
Balance, end of period	106,291	78,470
Net unrealized gains (losses) on securities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	(2)	143
Other comprehensive income before reclassifications	116	(127)
Less amounts reclassified from accumulated other comprehensive loss	275	18
Period change	(159)	(145)
Balance, end of period	(161)	(2)
Adjustments related to defined benefit plan
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	(448)	0
Other comprehensive income before reclassifications	0	(498)
Less amounts reclassified from accumulated other comprehensive loss	(57)	(50)
Period change	57	(448)
Balance, end of period	(391)	(448)
Net unrealized gains (losses) from cash flow hedges:
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	(17)	0
Other comprehensive income before reclassifications	729	(17)
Less amounts reclassified from accumulated other comprehensive loss	0	0
Period change	729	(17)
Balance, end of period	712	(17)
Accumulated other comprehensive income (loss)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	(467)	143
Period change	627	(610)
Balance, end of period	$ 160	$ (467)